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      MERRILL LYNCH LIFE INSURANCE COMPANY                    ML LIFE INSURANCE COMPANY OF NEW YORK


  MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT            ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT
      SUPPLEMENT DATED SEPTEMBER 10, 2003                      SUPPLEMENT DATED SEPTEMBER 10, 2003
                     TO THE                                                   TO THE
                PROSPECTUSES FOR                                         PROSPECTUSES FOR
       INVESTOR LIFE (DATED MAY 1, 2001)                       PRIME PLAN I (DATED APRIL 30, 1991)
     INVESTOR LIFE PLUS (DATED MAY 1, 2001)                    PRIME PLAN II (DATED APRIL 30, 1991)
     ESTATE INVESTOR I (DATED MAY 1, 2001)                    PRIME PLAN III (DATED APRIL 30, 1991)
     ESTATE INVESTOR II (DATED MAY 1, 2001)                    PRIME PLAN IV (DATED APRIL 30, 1991)
                                                                PRIME PLAN V (DATED JANUARY 2, 1991)
                                                               PRIME PLAN VI (DATED APRIL 30, 1991)
MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT II                 PRIME PLAN 7 (DATED APRIL 30, 1991)
      SUPPLEMENT DATED SEPTEMBER 10, 2003                   PRIME PLAN INVESTOR (DATED APRIL 30, 1991)
                     TO THE                                    DIRECTED LIFE (DATED APRIL 30, 1991)
                PROSPECTUSES FOR                              DIRECTED LIFE 2 (DATED APRIL 30, 1991)
        PRIME PLAN I (DATED MAY 1, 1993)
       PRIME PLAN II (DATED MAY 1, 1993)
       PRIME PLAN III (DATED MAY 1, 1993)                ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
       PRIME PLAN IV (DATED MAY 1, 1998)                       SUPPLEMENT DATED SEPTEMBER 10, 2003
        PRIME PLAN V (DATED MAY 1, 2003)                                      TO THE
       PRIME PLAN VI (DATED JANUARY 2, 1991)                             PROSPECTUSES FOR
        PRIME PLAN 7 (DATED APRIL 30, 1991)                     INVESTOR LIFE (DATED MAY 1, 2001)
   PRIME PLAN INVESTOR (DATED APRIL 30, 1991)                 INVESTOR LIFE PLUS (DATED MAY 1, 2001)
      DIRECTED LIFE (DATED JANUARY 2, 1991)
     DIRECTED LIFE 2 (DATED APRIL 30, 1991)

This supplement describes certain changes to the investment options offered under your policy. Please retain this supplement with your policy prospectus for future reference.

In November 2003, certain funds of the Merrill Lynch Series Fund, Inc. ("Series Fund") and the Merrill Lynch Variable Series Funds, Inc. ("Variable Series Funds") that are offered through your variable life insurance policy will be merged, subject to shareholder approval. If approved, the effect of these mergers will be to replace shares of the Natural Resources Portfolio of the Series Fund and the Developing Capital Markets V.I. Fund (formerly the Developing Capital Markets Focus Fund) of the Variable Series Funds with shares of the Global Allocation Strategy Portfolio of the Series Fund and the Global Allocation V.I. Fund of the Variable Series Funds, respectively.

In anticipation of these changes, the investment divisions investing in the Natural Resources Portfolio and the Developing Capital Markets V.I. Fund will be closed to allocations of additional premiums and reallocations of investment base as of the close of business on September 26, 2003. If you have given us instructions to make Dollar Cost Averaging ("DCA") transfers and/or allocations of additional premiums to either or both of the investment divisions being closed, we will need to receive new instructions from you by the close of business on September 26, 2003. If we do not receive new instructions from you prior to that time, any allocations which would be made to the investment division(s) being closed will instead be made on a pro rata basis among the other investment divisions you have selected for that program.

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If you have any questions, please contact your Financial Advisor or call or write the Service Center.